Pension and Severance Plans (Expected Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2021	¥ 37,384
2022	36,228
2023	36,985
2024	38,271
2025	37,216
2026 - 2030	185,218
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2021	20,825
2022	104,988
2023	12,089
2024	12,269
2025	13,074
2026 - 2030	¥ 112,218